UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor             New York, NY              05/01/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       86

Form 13F Information Table Value Total:  $   88073
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LIMITED                 COM              G02602103     1536    55850 SH       SOLE                                      55850
BARRICK GOLD CORP              COM              067901108     1009    36200 SH       SOLE                                      36200
BIOMET INC                     COM              090613100      688    18800 SH       SOLE                                      18800
BOSTON SCIENTIFIC CORP         COM              101137107     1694    69175 SH       SOLE                                      69175
CALGON CARBON CORP             COM              129603106      221    38800 SH       SOLE                                      38800
CAPITAL GOLD CORPORATION       COM              14018Y106       73   282125 SH       SOLE                                     282125
CEDAR FAIR L.P. DEP RCPTS REP  COM              150185106     1686    59090 SH       SOLE                                      59090
CELGENE CORP                   COM              151020104      389     6000 SH       SOLE                                       6000
CHESAPEAKE ENERGY CORP         COM              165167107     2026    63850 SH       SOLE                                      63850
CHEVRON CORPORATION            COM              166764100     1571    27668 SH       SOLE                                      27668
CIMAREX ENERGY CO              COM              171798101      516    12000 SH       SOLE                                      12000
CITIGROUP INC                  COM              172967101      315     6500 SH       SOLE                                       6500
COMMERCE BANCORP INC-N.J.      COM              200519106     1673    48625 SH       SOLE                                      48625
CONOCOPHILLIPS                 COM              20825C104      355     6100 SH       SOLE                                       6100
COOPER INDUSTRIES LTD          COM              g24182100     2053    28125 SH       SOLE                                      28125
CRESCENT REAL ESTATE EQUITIES  COM              225756105     1941    97950 SH       SOLE                                      97950
DEVON ENERGY CORPORATION NEW   COM              25179M103      532     8502 SH       SOLE                                       8502
DNAPRINT GENOMICS INC          COM              23324Q202        1    37500 SH       SOLE                                      37500
EMC CORP-MASS                  COM              268648102      150    11000 SH       SOLE                                      11000
ENERGY PARTNERS LTD            COM              29270U105      379    17400 SH       SOLE                                      17400
ENTERPRISE PRODUCTS PARTNERS   COM              293792107     1805    75160 SH       SOLE                                      75160
EXXON MOBIL CORP               COM              30231g102     2991    53246 SH       SOLE                                      53246
FREEPORT MCMORAN COPPER &      COM              35671D857     1700    31600 SH       SOLE                                      31600
FUELCELL ENERGY INC            COM              35952H106      217    25600 SH       SOLE                                      25600
GENERAL ELECTRIC CO            COM              369604103     4824   137639 SH       SOLE                                     137639
GENERAL MILLS INC              COM              370334104     1856    37625 SH       SOLE                                      37625
GOLDEN OCEAN GROUP LIMITED YNO COM              B04X7M5         17    30000 SH       SOLE                                      30000
HCA - THE HEALTHCARE COMPANY   COM              404119109     2043    40450 SH       SOLE                                      40450
INGERSOLL RAND CO LTD      CL  COM              G4776G101     2063    51100 SH       SOLE                                      51100
INTEL CORP                     COM              458140100     1262    50550 SH       SOLE                                      50550
INTERNAP NETWORK SVCS CORP     COM              45885A102       10    24300 SH       SOLE                                      24300
INTERNATIONAL BUSINESS         COM              459200101      234     2850 SH       SOLE                                       2850
J P MORGAN CHASE & CO          COM              46625H100     1760    44350 SH       SOLE                                      44350
JOHNSON & JOHNSON              COM              478160104      927    15418 SH       SOLE                                      15418
JOY GLOBAL INC                 COM              481165108     2980    74510 SH       SOLE                                      74510
K-SEA TRANSPORTATION PARTNERS  COM              48268Y101      301     8600 SH       SOLE                                       8600
KINDER MORGAN ENERGY PARTNERS  COM              494550106     1671    34950 SH       SOLE                                      34950
KINROSS GOLD CORP          NEW COM              496902404      652    70700 SH       SOLE                                      70700
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      472    14650 SH       SOLE                                      14650
MASSEY ENERGY CORP             COM              576206106     1242    32800 SH       SOLE                                      32800
MAVERICK TUBE CORP             COM              577914104     2097    52600 SH       SOLE                                      52600
MEDTRONIC INC                  COM              585055106     2570    44645 SH       SOLE                                      44645
MICROSOFT CORP                 COM              594918104     2026    77481 SH       SOLE                                      77481
NATIONAL-OILWELL VARCO INC     COM              637071101      586     9350 SH       SOLE                                       9350
NATURAL RESOURCE PARTNERS L P  COM              63900P103     1244    24755 SH       SOLE                                      24755
NEWMONT MINING HOLDING CO NEW  COM              651639106     2064    38650 SH       SOLE                                      38650
NORTEL NETWORKS CORP           COM              656568102       31    10000 SH       SOLE                                      10000
NORTHERN BORDER PARTNERS LP    COM              664785102      979    23315 SH       SOLE                                      23315
OCEANEERING INTERNATIONAL INC  COM              675232102      957    19227 SH       SOLE                                      19227
OVERSEAS SHIPHOLDING GROUP INC COM              690368105      388     7700 SH       SOLE                                       7700
PATTERSON-UTI ENERGY INC       COM              703481101      715    21700 SH       SOLE                                      21700
PEPSICO INC                    COM              713448108      236     4000 SH       SOLE                                       4000
PFIZER INC                     COM              717081103      251    10760 SH       SOLE                                      10760
PITNEY BOWES INC               COM              724479100      254     6021 SH       SOLE                                       6021
PLACER DOME INC                COM              725906101      816    35600 SH       SOLE                                      35600
PRIDE INTERNATIONAL INC DEL    COM              74153Q102     2491    81000 SH       SOLE                                      81000
PROCTER & GAMBLE CO            COM              742718109      441     7613 SH       SOLE                                       7613
ROWAN COMPANIES INC            COM              779382100      611    17150 SH       SOLE                                      17150
SABRE HOLDINGS CORP CL A       COM              785905100     1694    70250 SH       SOLE                                      70250
SCANA CORPORATION              COM              80589m102      945    24000 SH       SOLE                                      24000
SCHERING PLOUGH CORP           COM              806605101      208    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD               COM              806857108     3509    36120 SH       SOLE                                      36120
SECTOR SPDR TRUST              COM              81369Y209      277     8725 SH       SOLE                                       8725
SMITH INTERNATIONAL INC-W/RTS  COM              832110100      757    20400 SH       SOLE                                      20400
SONIC FOUNDRY INC              COM              83545R108       16    15400 SH       SOLE                                      15400
THOMSON MULTIMEDIA         SPO COM              885118109      566    27050 SH       SOLE                                      27050
TIME WARNER INC                COM              887317105      189    10848 SH       SOLE                                      10848
TMM INC NEW                    COM              87258Q108        2   750000 SH       SOLE                                     750000
TRANSOCEAN INC                 COM              G90078109     2523    36200 SH       SOLE                                      36200
UNISYS CORP                    COM              909214108       82    14000 SH       SOLE                                      14000
VA SOFTWARE CORP               COM              91819B105       18    10000 SH       SOLE                                      10000
WEATHERFORD INTERNATIONAL  LTD COM              G95089101     2586    71450 SH       SOLE                                      71450
ALBERTSONS INC                 CP               013104203     1205    53450 SH       SOLE                                      53450
BAXTER INTERNATIONAL INC       CP               071813406      258     4800 SH       SOLE                                       4800
CHUBB CORPORATION              CP               171232507      380    10800 SH       SOLE                                      10800
DOMINION RESOURCES INC VA NEW  CP               25746U406      426     8150 SH       SOLE                                       8150
INTERPUBLIC GROUP COS INC      CP               460690308      395    10660 SH       SOLE                                      10660
LEHMAN BROS HLDGS INC CONV PFD CP               524908563      826    31415 SH       SOLE                                      31415
SCHERING PLOUGH CORP           CP               806605606     1830    34025 SH       SOLE                                      34025
SIX FLAGS INC                  CP               83001p505      833    36050 SH       SOLE                                      36050
XL CAPITAL LTD             6.5 CP               g98255402     1251    56000 SH       SOLE                                      56000
FRANKLIN TEMPLETON FUNDS    NE MF               354130106      169 14247.4600SH      SOLE                                 14247.4600
NUVEEN NEW YORK INVESTMENT     MF               67062X101      175 12372.0000SH      SOLE                                 12372.0000
NUVEEN NY MUNICIPAL VALUE FUND MF               67062M105      130 14182.0000SH      SOLE                                 14182.0000
PUTNAM MONEY MARKET FUND    CL MF               746923101       15 15252.1900SH      SOLE                                 15252.1900
ROCHESTER PORTFOLIO SERIES  LT MF               771740404      214 63565.7510SH      SOLE                                 63565.7510